Deferred tax liability - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of income tax [Line Items]
Deferred tax liability, release relating to intangible asset impairment	£ 704	£ 0
Unrecognized deferred tax asset in relation to trading losses carried forward	12,400	11,944
Unrecognized deferred tax asset in relation to provisions	26	26
Unrecognized deferred tax asset in respect of accelerated capital allowances	32	588
Deferred tax liability in respect of accelerated capital allowances	43	£ 71
MuOx Limited
Disclosure of income tax [Line Items]
Deferred tax liability, release relating to intangible asset impairment	£ (600)